Contract assets and contract liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Contract Assets And Contract Liabilities
Schedule of contract assets and contract liabilities

Contract assets:

	As of December, 31
	2023	2024	2024
	S$	S$	US$

Balance - beginning of the year	25,711	462,563	338,576
Increase resulting from satisfaction of performance obligations	1,879,609	1,514,420	1,108,491
Less: progress billings	(1,442,757)	(1,840,737)	(1,347,340)

Balance - end of the year	462,563	136,246	99,727

Contract liabilities:

	As of December, 31
	2023	2024	2024
	S$	S$	US$

Balance - beginning of the year	1,993,104	602,475	440,986
Advances from customers	1,308,152	1,871,053	1,369,531
Revenue recognized during the year	(2,698,781)	(1,333,029)	(975,721)

Balance - end of the year	602,475	1,140,499	834,796

Schedule of revenue recognized from service provided and the performance obligations

	2025	2026	Total
Remaining performance obligations (S$)
Packaged subscription, license, software and hardware for solution
- Third party licenses (a)	450,420	-	450,420
- Subscription of No-Code platform and mobile application (b)	151,812	-	151,812
Services and license support (c)	471,170	67,097	538,267
	1,073,402	67,097	1,140,499
Remaining performance obligations (US$)
Packaged subscription, license, software and hardware for solution
- Third party licenses (a)	329,688	-	329,688
- Subscription of No-Code platform and mobile application (b)	111,120	-	111,120
Services and license support (c)	344,876	49,112	393,988
	785,684	49,112	834,796

(a)	Advances from customers but packaged subscription, license, software or hardware for solution have not delivered to customer yet as of December 31, 2024.
(b)	The remaining subscription period of No-Code platform and mobile application sold as of December 31, 2024.
(c)	The remaining performance obligations for professional services or support pursuant to services or support contracts has yet been rendered pursuant to the ongoing projects.